Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Preference shares, shares par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preference shares, shares authorized	1,000,000	1,000,000	1,000,000
Preference shares, shares issued
Preference shares, shares outstanding
Class A Ordinary Shares Subject to Possible Redemption
Ordinary shares subject to possible redemption, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares subject to possible redemption, shares issued	1,214,913	2,246,910	22,500,000
Ordinary shares subject to possible redemption, shares outstanding	1,214,913	2,246,910	22,500,000
Ordinary shares subject to possible redemption, redemption value per share (in Dollars per share)	$ 11.21	$ 10.8	$ 10.21
Class A Ordinary Shares
Ordinary shares subject to possible redemption, shares outstanding		2,246,910	22,500,000
Ordinary shares, shares par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	200,000,000	200,000,000	200,000,000
Ordinary shares, shares outstanding	3,375,000	3,375,000
Ordinary shares, shares issued	3,375,000	3,375,000
Class B Ordinary Shares
Ordinary shares, shares par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	20,000,000	20,000,000	20,000,000
Ordinary shares, shares outstanding	2,250,000	2,250,000	5,625,000
Ordinary shares, shares issued	2,250,000	2,250,000	5,625,000